Derivative and Hedging Instruments - Summary of Effects of Net Investment Hedging Relationships (Detail) - Hedges of net investment in foreign operations [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [Line Items]
Change in value of hedging instruments for ineffectiveness measurement	$ (196)	$ 444
Change in value of the hedged item for ineffectiveness measurement	196	(444)
Gains (losses) deferred in AOCI	196	(444)
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Change in value of hedging instruments for ineffectiveness measurement	(1)	(14)
Change in value of the hedged item for ineffectiveness measurement	1	14
Gains (losses) deferred in AOCI	1	14
Non-functional currency denominated debt [Member]
Disclosure of detailed information about hedges [Line Items]
Change in value of hedging instruments for ineffectiveness measurement	(195)	458
Change in value of the hedged item for ineffectiveness measurement	195	(458)
Gains (losses) deferred in AOCI	$ 195	$ (458)